UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	November 13, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	67
Form 13F Information Table Value Total:	$96,045,314.71

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank


NAME OF ISSUER    CLASS CUSIP          VALUE     SHARES    DSCRETN  AUTH
Allos Therapeutics  Com          19777101 1685854.4    339890 Sole     Sole
Allos Therapeutics  Com         19777101     39680      8000 None    Defined, 1,
Altera Corp         Com         214411001  499582.55 91549.606 Sole     Sole
American Express Co N Y ComCom  25816109    366156     12600None     Defined, 1,
American Home Prods   Com       266091073 353940.19 57578.372 Sole    Sole
American Home Prods Com         26609107    163100     2800 None     Defined, 1,
American International GrouCom  268741075 690327.72  72952.919 Sole     Sole
Analog Devices Inc    Com       326541051 692143.13 51747.496  Sole     Sole
Angiotech Pharmaceuticals  Com      34918102 456953.16 10619.409 Sole     Sole
AOL Time Warner Inc     Com    00184A105 2041617.68 61680.293Sole     Sole
AOL Time Warner Inc Com       00184A105      66200      2000None     Defined, 1,
Applied Materials Inc.   Com    382221051 112827.37 39128.951 Sole     Sole
Applied Materials Inc.Com       38222105     14220       500 None    Defined, 1,
Bank of America Corp   Com     605051043 5206381.6    602849 Sole     Sole
Bank of America Corp Com        60505104    204400     3500 None     Defined, 1,
Bank of New York Co Inc ComCom64057102    210000      6000 None    Defined, 1,
Bristol-Myers Squibb  Com     110122108 2518503.99  45329.445 Sole     Sole
Bristol-Myers Squibb Com      110122108    111120      2000 None     Defined, 1,
Cisco Systems Inc  Com        17275R102 1117005.34 91708.156Sole     Sole
Cisco Systems Inc Com       17275R102      12180      1000 None    Defined, 1,
CitiGroup              Com   172967101 3658627.45  90336.48 Sole     Sole
CitiGroup       Com       172967101    243000      6000None     Defined, 1,
Coca-Cola Company     Com         191216100    215510      4600 Sole     Sole
Coca-Cola Company  Com         191216100    187400      4000 None   Defined, 1,
Corus Bankshares Inc     Com         220873103    178840      4000 Sole     Sole
CV Therapeutics Inc   Com      126667104 3323327.05 85520.511 Sole     Sole
CV Therapeutics Inc   Com      126667104    310880     8000 None     Defined, 1,
Extreme Networks    Com        30226D106  223657.65 32367.242 Sole     Sole
Exxon Mobil Corp Com    Com        30231G102    3323981     84365 Sole     Sole
Exxon Mobil Corp Com   Com   30231G102     208032      5280 None     Defined, 1,
Gemstar Tv Guide      Com    36866W106  543469.76  27573.301  Sole     Sole
General Electric Co    Com   369604103  2934220.76 78876.902  Sole     Sole
General Electric Co  Com       369604103   1845120     49600 None   Defined, 1,
Honeywell Intl Inc  Com         438516106  1670943.06  63293.298 Sole     Sole
I-2 Technologies Incom     465754109 319583.41  92902.156 Sole     Sole
I-2 Technologies Inc   Com   465754109      4128      1200 None     Defined, 1,
Intel Corp     Com         458140100  1848442.34   90432.6 Sole     Sole
Intel Corp        Com         458140100    163520      8000 None     Defined, 1,
International Business MachCom       459200101  273784.2      2985 Sole     Sole
International Rectifier    Com    460254105 722424.93 26530.479 Sole     Sole
Intersil Hldg Corp         Com   46069S109  951702.27 34086.758 Sole     Sole
InterTrust Technologies    Com   46113Q109   339401.4    320190 Sole     Sole
InterTrust Technologies    Com  46113Q109    6360      6000 None     Defined, 1,
Lilly Eli & Co             Com 532457108  4391584.76 54418.646 Sole     Sole
Lilly Eli & Co  Com 532457108    242100      3000 None     Defined, 1,
Medtronic Inc              Com 585055106  3130769.83  71971.72 Sole     Sole
Medtronic Inc  Com     585055106    174000      4000 None     Defined, 1,
Merck & Co Inc   Com 589331107  1468218.27  22045.319 Sole     Sole
Merck & Co Inc   Com 589331107    133200      2000 None     Defined, 1,
Merrill Lynch & Co  Com 590188108  2204273.68 54292.455 Sole     Sole
Microsoft Corp   Com     594918104 1175620.27 22974.795 Sole     Sole
Microsoft Corp  Com      594918104    102340      2000 None     Defined, 1,
Monsanto    Com        61166W101  1228783.9     36430 Sole     Sole
Nortel Networks  Com         656568102  560220.9 99861.123 Sole     Sole
Nortel Networks  Com         656568102     13464      2400 None     Defined, 1,
Parkway PPTYS Inc.       Com        70159Q104   199062.5      6125Sole     Sole
Pfizer Inc        Com   717081103 2636513.97 65748.478 Sole     Sole
Pfizer Inc       Com         717081103    661650     16500 None     Defined, 1,
Pharmacia Corp   Com        71713U102 2061739.53 50831.843 Sole     Sole
Pharmacia Corp   Com        71713U102     243360      6000 None     Defined, 1,
Portal Software Com        736126103  183265.31 22996.845 Sole     Sole
Procter & Gamble Co     Com         742718109 544105.25      7475 Sole     Sole
Raytheon     Com    755111507  1985142.76  57126.41 Sole     Sole
Raytheon      Com         755111507     69500      2000 None     Defined, 1,
Sealed Air Corp New   Com    81211K100  389786.18     10682 Sole     Sole
Sealed Air Corp New - PrefePfd     81211K209   795253.5     20133 Sole     Sole
Southwest Airlines Com  844741108    222600     15000 None     Defined, 1,
Sysco Corp     Com         871829107    556772     21800 Sole     Sole
Teco Energy Inc  Com         872375100 6820338.3    251673 Sole     Sole
Texas Instruments Inc.  Com  882508104 2042064.22 81747.967 Sole     Sole
Texas Instruments Inc.  Com    882508104   14988       600 None     Defined, 1,
Verizon    Com        92343V104  516696.39      9549 Sole     Sole
Verizon    Com        92343V104     108220      2000 None     Defined, 1,
Vornado Realty Trust Com 929042109    357300      9000 None     Defined, 1,
Wells Fargo   Com         949746101    177800      4000 None     Defined, 1,